Dividends - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends [Line Items]
Declared and distributed dividends	$ 34,522	$ 22,799	$ 21,598